Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	£ 3		£ 3
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	14,511	£ 16,373	16,373
Exchange and other adjustments	37	(20)
(Losses) gains recognised in the income statement within other income	(980)	(289)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	32	43
Purchases/increases to customer loans	663	946
Sales/repayments of customer loans	(831)	(1,592)
Transfers into the level 3 portfolio	161	19
Transfers out of the level 3 portfolio	(531)	(778)
Balance at end of period	13,062	14,702	14,511
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	13,313	15,046	15,046
Exchange and other adjustments	15	(16)
(Losses) gains recognised in the income statement within other income	(1,140)	(135)
Purchases/increases to customer loans	622	644
Sales/repayments of customer loans	(818)	(1,520)
Transfers into the level 3 portfolio	161	19
Transfers out of the level 3 portfolio	(45)	(778)
Balance at end of period	12,108	13,260	13,313
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	(1,080)	(187)
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	305	346	346
Exchange and other adjustments	1	(7)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	32	43
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(4)	(8)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	334	374	305
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	893	981	981
Exchange and other adjustments	21	3
(Losses) gains recognised in the income statement within other income	160	(154)
Purchases/increases to customer loans	41	302
Sales/repayments of customer loans	(9)	(64)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	(486)	0
Balance at end of period	620	1,068	£ 893
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	254	(156)
Level 3 | Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ (826)	£ (343)